SUBSEQUENT EVENT (Detail Textuals) (USD $)	1 Months Ended	0 Months Ended	3 Months Ended				12 Months Ended						1 Months Ended
	Nov. 29, 2012	Jan. 16, 2012	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Mar. 28, 2013 Subsequent Event	Mar. 19, 2014 Subsequent Event Stock Options Directors and Employees
Subsequent Event [Line Items]
Dividend paid on common stock			$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.12	$ 0.18	$ 0.14				$ 0.04
Cash dividend declared (in dollars)	$ 0.12	$ 0.14							$ 0.14				$ 0.16
Number of stock options outstanding										153,000	132,166	44,000		203,200
Exercise price of stock options outstanding										$ 5.96	$ 8.34	$ 10.83		$ 8.56